Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of key management personnel compensation expense
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2021	2020	2019

Fixed compensation	8,801	6,335	4,821
Variable compensation	44,362	55,909	22,060
Total	53,163	62,244	26,881

Summary of transactions between related parties explanatory
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2021	2020	2021	2020	2019

Shareholders with significant influence (i)	(2,096,701)	(5,667,588)	(60,177)	(53,881)	(49,779)
Securities	194,892	112,127	4,270	9,629	10,381
Securities purchased under agreements to resell	—	—	19,098	—	1,550
Accounts receivable and Loans operations	9,205	11,238	744	505	1,025
Securities sold under repurchase agreements	(2,300,798)	(5,780,430)	(84,268)	(62,951)	(58,078)
Borrowings	—	(10,523)	(21)	(1,064)	(4,657)

(i)	These transactions are mainly related to Itausa S.A. Group.